Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
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C000016867
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,475	$ 11,478	$ 11,523	$ 11,696	$ 11,582	$ 11,511	$ 11,631	$ 11,487	$ 11,648	$ 11,547	$ 11,457	$ 11,377	$ 11,215	$ 11,229	$ 11,336	$ 11,330	$ 11,293	$ 11,308	$ 11,057	$ 10,562	$ 10,649	$ 10,887	$ 10,974	$ 10,949	$ 10,874	$ 10,971	$ 10,966	$ 10,773	$ 10,998	$ 10,717	$ 10,694	$ 10,314	$ 10,371	$ 10,705	$ 10,921	$ 10,685	$ 10,813	$ 10,686	$ 10,960	$ 11,275	$ 11,335	$ 11,611	$ 11,596	$ 11,521	$ 11,552	$ 11,640	$ 11,671	$ 11,584	$ 11,554	$ 11,505	$ 11,417	$ 11,358	$ 11,526	$ 11,458	$ 11,384	$ 11,248	$ 11,264	$ 11,269	$ 11,294	$ 11,131	$ 11,024	$ 10,721	$ 10,864	$ 11,250	$ 11,125	$ 10,955	$ 10,924	$ 10,919	$ 10,905	$ 10,991	$ 10,859	$ 10,781	$ 10,730	$ 10,598	$ 10,565	$ 10,434	$ 10,373	$ 10,296	$ 10,198	$ 10,103	$ 10,168	$ 10,225	$ 10,221	$ 10,200	$ 10,195	$ 10,103	$ 10,143	$ 10,122	$ 10,160	$ 10,253	$ 10,186	$ 10,259	$ 10,256	$ 10,304	$ 10,241	$ 10,186	$ 10,226	$ 10,111	$ 10,040	$ 10,020	$ 9,964	$ 9,911	$ 9,833	$ 10,152	$ 10,234	$ 10,265	$ 10,263	$ 10,261	$ 10,142	$ 10,149	$ 10,096	$ 10,079	$ 10,075	$ 9,949	$ 9,905	$ 9,877	$ 9,841	$ 9,789	$ 9,771	$ 9,711	$ 9,725
C000016870
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,943	10,942	10,992	11,174	11,061	11,011	11,133	11,002	11,163	11,073	10,994	10,915	10,765	10,796	10,905	10,907	10,877	10,898	10,663	10,192	10,282	10,509	10,609	10,593	10,526	10,626	10,629	10,448	10,673	10,396	10,391	10,018	10,089	10,421	10,639	10,415	10,546	10,428	10,703	11,018	11,083	11,350	11,353	11,286	11,323	11,417	11,454	11,377	11,354	11,313	11,224	11,183	11,355	11,285	11,229	11,093	11,124	11,127	11,168	11,015	10,915	10,612	10,771	11,151	11,043	10,881	10,857	10,859	10,852	10,934	10,810	10,740	10,704	10,571	10,553	10,428	10,373	10,303	10,211	10,122	10,194	10,257	10,251	10,236	10,238	10,161	10,207	10,193	10,229	10,329	10,269	10,359	10,362	10,417	10,351	10,311	10,357	10,239	10,173	10,159	10,109	10,070	9,988	10,327	10,408	10,455	10,460	10,465	10,342	10,364	10,317	10,297	10,300	10,185	10,138	10,124	10,094	10,039	10,034	9,971	10,000
C000016871
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 12,079	12,080	12,125	12,305	12,183	12,107	12,242	12,089	12,245	12,147	12,050	11,953	11,780	11,793	11,902	11,894	11,863	11,876	11,600	11,078	11,167	11,414	11,513	11,475	11,404	11,503	11,496	11,291	11,514	11,217	11,191	10,791	10,848	11,206	11,419	11,169	11,301	11,165	11,450	11,777	11,837	12,122	12,105	12,033	12,053	12,143	12,172	12,089	12,055	12,002	11,897	11,843	12,007	11,933	11,853	11,709	11,723	11,726	11,750	11,588	11,464	11,146	11,294	11,692	11,560	11,381	11,346	11,339	11,322	11,408	11,269	11,186	11,131	10,992	10,955	10,816	10,761	10,669	10,565	10,465	10,530	10,587	10,581	10,556	10,549	10,461	10,491	10,477	10,506	10,599	10,528	10,603	10,597	10,653	10,577	10,518	10,557	10,437	10,361	10,338	10,279	10,231	10,139	10,474	10,548	10,587	10,583	10,579	10,445	10,459	10,394	10,374	10,369	10,236	10,189	10,167	10,128	10,064	10,042	9,979	10,000
C000016872
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,208,838	1,208,851	1,212,203	1,231,257	1,219,026	1,211,382	1,223,686	1,208,343	1,224,992	1,214,101	1,204,368	1,194,680	1,177,378	1,179,709	1,190,700	1,189,801	1,185,631	1,186,957	1,160,398	1,108,216	1,117,082	1,141,842	1,150,673	1,147,877	1,139,756	1,149,622	1,148,955	1,128,435	1,151,812	1,122,078	1,119,460	1,078,392	1,085,159	1,119,917	1,142,305	1,117,325	1,130,444	1,116,929	1,145,424	1,178,076	1,184,082	1,211,603	1,210,857	1,202,718	1,205,721	1,214,673	1,217,580	1,208,326	1,204,947	1,199,566	1,190,132	1,183,725	1,201,062	1,193,646	1,185,665	1,171,308	1,172,676	1,173,005	1,175,354	1,158,170	1,146,752	1,114,996	1,129,722	1,169,548	1,156,361	1,138,464	1,135,015	1,134,237	1,132,546	1,141,186	1,127,251	1,118,016	1,113,433	1,098,592	1,095,838	1,081,960	1,075,477	1,067,266	1,056,832	1,046,795	1,054,274	1,059,018	1,058,367	1,055,900	1,055,220	1,046,426	1,049,418	1,047,927	1,050,833	1,060,172	1,053,046	1,060,485	1,059,920	1,065,554	1,057,896	1,052,032	1,055,884	1,043,881	1,036,276	1,034,004	1,028,119	1,023,298	1,014,107	1,047,608	1,054,987	1,058,869	1,058,464	1,058,061	1,044,678	1,045,989	1,039,530	1,037,457	1,036,921	1,023,653	1,018,917	1,016,703	1,012,840	1,006,401	1,004,265	997,925	1,000,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,348	12,341	12,441	12,655	12,531	12,468	12,653	12,438	12,622	12,498	12,401	12,289	12,103	12,139	12,291	12,291	12,275	12,339	12,058	11,338	11,436	11,781	11,953	11,906	11,788	11,891	11,918	11,660	11,929	11,596	11,563	11,046	11,139	11,584	11,843	11,538	11,730	11,559	11,888	12,286	12,330	12,677	12,657	12,550	12,587	12,678	12,725	12,620	12,586	12,548	12,444	12,367	12,567	12,488	12,412	12,227	12,264	12,262	12,319	12,115	12,016	11,646	11,794	12,238	12,082	11,869	11,833	11,803	11,782	11,877	11,693	11,599	11,557	11,400	11,357	11,180	11,121	11,037	10,907	10,787	10,854	10,925	10,897	10,870	10,861	10,738	10,777	10,737	10,769	10,898	10,785	10,843	10,816	10,872	10,790	10,703	10,742	10,574	10,498	10,475	10,403	10,334	10,215	10,610	10,723	10,777	10,762	10,755	10,587	10,558	10,481	10,448	10,432	10,309	10,237	10,196	10,156	10,083	10,063	9,991	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,348	12,341	12,441	12,655	12,531	12,468	12,653	12,438	12,622	12,498	12,401	12,289	12,103	12,139	12,291	12,291	12,275	12,339	12,058	11,338	11,436	11,781	11,953	11,906	11,788	11,891	11,918	11,660	11,929	11,596	11,563	11,046	11,139	11,584	11,843	11,538	11,730	11,559	11,888	12,286	12,330	12,677	12,657	12,550	12,587	12,678	12,725	12,620	12,586	12,548	12,444	12,367	12,567	12,488	12,412	12,227	12,264	12,262	12,319	12,115	12,016	11,646	11,794	12,238	12,082	11,869	11,833	11,803	11,782	11,877	11,693	11,599	11,557	11,400	11,357	11,180	11,121	11,037	10,907	10,787	10,854	10,925	10,897	10,870	10,861	10,738	10,777	10,737	10,769	10,898	10,785	10,843	10,816	10,872	10,790	10,703	10,742	10,574	10,498	10,475	10,403	10,334	10,215	10,610	10,723	10,777	10,762	10,755	10,587	10,558	10,481	10,448	10,432	10,309	10,237	10,196	10,156	10,083	10,063	9,991	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,348	12,341	12,441	12,655	12,531	12,468	12,653	12,438	12,622	12,498	12,401	12,289	12,103	12,139	12,291	12,291	12,275	12,339	12,058	11,338	11,436	11,781	11,953	11,906	11,788	11,891	11,918	11,660	11,929	11,596	11,563	11,046	11,139	11,584	11,843	11,538	11,730	11,559	11,888	12,286	12,330	12,677	12,657	12,550	12,587	12,678	12,725	12,620	12,586	12,548	12,444	12,367	12,567	12,488	12,412	12,227	12,264	12,262	12,319	12,115	12,016	11,646	11,794	12,238	12,082	11,869	11,833	11,803	11,782	11,877	11,693	11,599	11,557	11,400	11,357	11,180	11,121	11,037	10,907	10,787	10,854	10,925	10,897	10,870	10,861	10,738	10,777	10,737	10,769	10,898	10,785	10,843	10,816	10,872	10,790	10,703	10,742	10,574	10,498	10,475	10,403	10,334	10,215	10,610	10,723	10,777	10,762	10,755	10,587	10,558	10,481	10,448	10,432	10,309	10,237	10,196	10,156	10,083	10,063	9,991	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	1,234,844	1,234,052	1,244,075	1,265,522	1,253,097	1,246,848	1,265,269	1,243,784	1,262,188	1,249,835	1,240,055	1,228,855	1,210,303	1,213,864	1,229,086	1,229,125	1,227,548	1,233,850	1,205,824	1,133,846	1,143,578	1,178,107	1,195,315	1,190,605	1,178,797	1,189,101	1,191,824	1,165,954	1,192,929	1,159,619	1,156,309	1,104,641	1,113,905	1,158,364	1,184,320	1,153,834	1,173,047	1,155,877	1,188,757	1,228,584	1,233,001	1,267,702	1,265,660	1,254,976	1,258,656	1,267,805	1,272,475	1,262,008	1,258,552	1,254,808	1,244,371	1,236,744	1,256,711	1,248,753	1,241,192	1,222,740	1,226,424	1,226,164	1,231,944	1,211,539	1,201,649	1,164,602	1,179,404	1,223,795	1,208,215	1,186,890	1,183,277	1,180,325	1,178,214	1,187,735	1,169,291	1,159,943	1,155,676	1,139,960	1,135,692	1,118,019	1,112,065	1,103,722	1,090,663	1,078,723	1,085,407	1,092,480	1,089,681	1,087,043	1,086,116	1,073,820	1,077,666	1,073,703	1,076,921	1,089,751	1,078,479	1,084,285	1,081,645	1,087,172	1,078,961	1,070,302	1,074,155	1,057,374	1,049,757	1,047,483	1,040,260	1,033,447	1,021,455	1,061,026	1,072,275	1,077,654	1,076,202	1,075,545	1,058,703	1,055,847	1,048,140	1,044,831	1,043,190	1,030,890	1,023,698	1,019,644	1,015,606	1,008,302	1,006,326	999,089	1,000,000
DWS Index: Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Account Value [Line Items]
Account Value	12,256	12,187	12,263	12,419	12,299	12,216	12,340	12,190	12,347	12,247	12,139	12,032	11,879	11,950	12,074	12,074	12,062	12,109	11,884	11,336	11,383	11,645	11,763	11,717	11,629	11,733	11,766	11,541	11,763	11,504	11,450	11,063	11,105	11,453	11,654	11,400	11,496	11,337	11,579	11,896	11,933	12,232	12,214	12,150	12,186	12,261	12,286	12,196	12,181	12,164	12,088	12,031	12,185	12,127	12,070	11,937	11,968	11,958	11,998	11,832	11,764	11,439	11,522	11,868	11,757	11,579	11,543	11,516	11,486	11,580	11,447	11,357	11,311	11,175	11,152	11,024	10,971	10,879	10,760	10,652	10,695	10,755	10,736	10,702	10,683	10,584	10,612	10,589	10,616	10,710	10,622	10,709	10,693	10,743	10,673	10,595	10,636	10,498	10,424	10,406	10,337	10,265	10,166	10,505	10,591	10,629	10,625	10,611	10,481	10,477	10,414	10,404	10,386	10,264	10,210	10,189	10,150	10,079	10,060	9,999	10,000
DWS Index: Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Account Value [Line Items]
Account Value	12,256	12,187	12,263	12,419	12,299	12,216	12,340	12,190	12,347	12,247	12,139	12,032	11,879	11,950	12,074	12,074	12,062	12,109	11,884	11,336	11,383	11,645	11,763	11,717	11,629	11,733	11,766	11,541	11,763	11,504	11,450	11,063	11,105	11,453	11,654	11,400	11,496	11,337	11,579	11,896	11,933	12,232	12,214	12,150	12,186	12,261	12,286	12,196	12,181	12,164	12,088	12,031	12,185	12,127	12,070	11,937	11,968	11,958	11,998	11,832	11,764	11,439	11,522	11,868	11,757	11,579	11,543	11,516	11,486	11,580	11,447	11,357	11,311	11,175	11,152	11,024	10,971	10,879	10,760	10,652	10,695	10,755	10,736	10,702	10,683	10,584	10,612	10,589	10,616	10,710	10,622	10,709	10,693	10,743	10,673	10,595	10,636	10,498	10,424	10,406	10,337	10,265	10,166	10,505	10,591	10,629	10,625	10,611	10,481	10,477	10,414	10,404	10,386	10,264	10,210	10,189	10,150	10,079	10,060	9,999	10,000
DWS Index: Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Account Value [Line Items]
Account Value	12,256	12,187	12,263	12,419	12,299	12,216	12,340	12,190	12,347	12,247	12,139	12,032	11,879	11,950	12,074	12,074	12,062	12,109	11,884	11,336	11,383	11,645	11,763	11,717	11,629	11,733	11,766	11,541	11,763	11,504	11,450	11,063	11,105	11,453	11,654	11,400	11,496	11,337	11,579	11,896	11,933	12,232	12,214	12,150	12,186	12,261	12,286	12,196	12,181	12,164	12,088	12,031	12,185	12,127	12,070	11,937	11,968	11,958	11,998	11,832	11,764	11,439	11,522	11,868	11,757	11,579	11,543	11,516	11,486	11,580	11,447	11,357	11,311	11,175	11,152	11,024	10,971	10,879	10,760	10,652	10,695	10,755	10,736	10,702	10,683	10,584	10,612	10,589	10,616	10,710	10,622	10,709	10,693	10,743	10,673	10,595	10,636	10,498	10,424	10,406	10,337	10,265	10,166	10,505	10,591	10,629	10,625	10,611	10,481	10,477	10,414	10,404	10,386	10,264	10,210	10,189	10,150	10,079	10,060	9,999	10,000
DWS Index: Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Account Value [Line Items]
Account Value	$ 1,225,623	$ 1,218,738	$ 1,226,322	$ 1,241,944	$ 1,229,915	$ 1,221,572	$ 1,233,974	$ 1,218,997	$ 1,234,664	$ 1,224,661	$ 1,213,923	$ 1,203,241	$ 1,187,892	$ 1,194,989	$ 1,207,387	$ 1,207,437	$ 1,206,245	$ 1,210,920	$ 1,188,407	$ 1,133,632	$ 1,138,307	$ 1,164,468	$ 1,176,314	$ 1,171,715	$ 1,162,938	$ 1,173,299	$ 1,176,552	$ 1,154,148	$ 1,176,300	$ 1,150,435	$ 1,145,044	$ 1,106,310	$ 1,110,529	$ 1,145,274	$ 1,165,422	$ 1,139,972	$ 1,149,636	$ 1,133,668	$ 1,157,942	$ 1,189,614	$ 1,193,304	$ 1,223,192	$ 1,221,433	$ 1,214,984	$ 1,218,555	$ 1,226,056	$ 1,228,575	$ 1,219,643	$ 1,218,118	$ 1,216,355	$ 1,208,784	$ 1,203,113	$ 1,218,499	$ 1,212,724	$ 1,206,951	$ 1,193,744	$ 1,196,757	$ 1,195,768	$ 1,199,784	$ 1,183,202	$ 1,176,395	$ 1,143,941	$ 1,152,154	$ 1,186,789	$ 1,175,673	$ 1,157,924	$ 1,154,281	$ 1,151,604	$ 1,148,606	$ 1,158,007	$ 1,144,697	$ 1,135,749	$ 1,131,066	$ 1,117,506	$ 1,115,239	$ 1,102,440	$ 1,097,115	$ 1,087,883	$ 1,075,990	$ 1,065,150	$ 1,069,543	$ 1,075,537	$ 1,073,625	$ 1,070,202	$ 1,068,317	$ 1,058,398	$ 1,061,230	$ 1,058,907	$ 1,061,623	$ 1,070,959	$ 1,062,152	$ 1,070,854	$ 1,069,337	$ 1,074,332	$ 1,067,260	$ 1,059,498	$ 1,063,577	$ 1,049,820	$ 1,042,381	$ 1,040,627	$ 1,033,727	$ 1,026,502	$ 1,016,625	$ 1,050,476	$ 1,059,072	$ 1,062,916	$ 1,062,543	$ 1,061,110	$ 1,048,131	$ 1,047,655	$ 1,041,376	$ 1,040,406	$ 1,038,572	$ 1,026,391	$ 1,021,035	$ 1,018,922	$ 1,015,034	$ 1,007,875	$ 1,006,003	$ 999,900	$ 1,000,000